Summary of Significant Accounting Policies (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2020 shares	Sep. 30, 2019 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion ratio			4.43316
Reverse stock split, number of shares combined for issuance of one share of common stock			4
Number of fractional shares issued in connection with reverse stock split			0
Amount of antidilutive securities excluded from computation of earnings per share	6,973,936	28,409,364	30,282,975	15,029,430
Series A-1 Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share		14,216,333	14,216,333	10,019,622
Series A-2 Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share		5,009,808	5,009,808
Future tranche right
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share				5,009,808
Series B Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share		7,577,636	7,577,636
Stock options (including shares subject to repurchase)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share	6,956,525	1,304,196	3,072,322
Stock options vested and exercised, but subject to settlement of nonrecourse promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share		301,391	406,876
Employee stock purchase plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Amount of antidilutive securities excluded from computation of earnings per share	17,411